[GRAPHIC OMITTED]
                            Deutsche Asset Management

                                                                     Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2001
                                                                   Institutional

Treasury Money Fund


                                                             [GRAPHIC OMITTED]
                                                             A Member of the
                                                             Deutsche Bank Group

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ....................................................    3

TREASURY MONEY FUND INSTITUTIONAL
   Statement of Assets and Liabilities ....................................    6
   Statement of Operations ................................................    7
   Statements of Changes in Net Assets ....................................    8
   Financial Highlights ...................................................    9
   Notes to Financial Statements ..........................................   10

TREASURY MONEY PORTFOLIO
   Schedule of Portfolio Investments ......................................   12
   Statement of Assets and Liabilities ....................................   14
   Statement of Operations ................................................   15
   Statements of Changes in Net Assets ....................................   16
   Financial Highlights ...................................................   17
   Notes to Financial Statements ..........................................   18



--------------------------------------------------------------------------------
  The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
--------------------------------------------------------------------------------

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                                        2

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


We are pleased to present you with this semi-annual report for Treasury Money Fund Institutional (the 'Fund'), providing a detailed review of the market, the Portfolio, (the Fund invests all of its assets in a master portfolio with the same goal as the Fund) and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
The short-term US Treasury market performed well during the first half of 2001 due to two primary factors.

First and foremost, the Federal Reserve Board eased interest rates six times since the start of the new year, causing the US Treasury yield curve to steepen.

o On January 3, 2001, the Federal Reserve Board lowered the targeted federal funds rate and the discount rate by 0.50% to 6.0% and 5.5%, respectively. This surprise inter-meeting move directly followed the January 2nd release of the National Association of Purchasing Managers (NAPM) report, which indicated weakness not seen since the recession of 1991.

o At each of the next two scheduled meetings, on January 31 and March 20, the Federal Reserve Board again lowered interest rates by 0.50%. These rate cuts addressed Federal Reserve Board concerns that the fundamentals that had plagued the economy in the last half of 2000, ie, weakness in consumer demand, deterioration of equity markets and slowdown in manufacturing, continued unabated.

o In another surprise inter-meeting move, the Federal Reserve Board lowered interest rates by 0.50% on April 18 and then did so for the fifth time at its next scheduled meeting on May 15.

o On June 27, in a show of restraint, the Federal Reserve Board cut interest rates again, but this time by 0.25%.

o This first half-year campaign of easing monetary policy was the most concentrated effort to rejuvenate the economy in the central bank's history.

o Throughout, the Federal Reserve Board consistently cited falling corporate profits, declining business capital investment, slower economic growth abroad and weak consumer confidence in the US.

The second major factor boosting US Treasury performance was the ongoing lack of supply in the Treasury market.

o The US Treasury changed its issuance patterns by eliminating the one-year bill in February. Consequently, there was increased liquidity in the short-term Treasury coupon sector.

o At the same time, the government continued its aggressive buy back program, whereby the US Treasury buys back its own longer-dated issues with budget surplus monies. The result is less supply, which, in turn, creates a perceived scarcity value for US Treasuries.

o In contrast to this reduction in the above-mentioned technical supply, the US Treasury increased the size of its weekly bill auctions in the second quarter in order to finance the pending tax cuts and its other initiatives.


                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                      US Treasury       Money Market      Repurchase
US Treasury Bills     Notes & Bonds     Funds             Agreements
--------------------------------------------------------------------
12%                   13%               7%                68%


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                                        3

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


INVESTMENT REVIEW
We were able to produce highly competitive yields in Treasury Money Fund Institutional for the semi-annual period. Our strategy was to maintain a neutral to slightly longer than average duration. We anticipated the Federal Reserve Board's rapid interest rate decreases by focusing our purchases on longer-term US Treasury notes and bonds, as these securities have outperformed the overnight repurchase agreements over time. We also took advantage of the higher yields offered by cash management bills when those opportunities presented themselves. In addition, we captured higher yields available prior to Federal Reserve Board easings by purchasing term repurchase agreements.

MANAGER OUTLOOK
We believe that the Federal Reserve Board may ease interest rates one more time. On the one hand, economic growth may continue to stall through the fourth quarter of 2001, as softening labor markets, a recession in manufacturing, contracting business investment, sluggishness abroad and deteriorating corporate profits continue to weigh on the US economy. However, we also believe that there are positive signs that the US economy is beginning to recover. Excess inventories are down in some businesses, and consumption and housing expenditures have remained somewhat stable. The pending tax cut may also boost the faltering economy. Thus, with a great deal of monetary and fiscal stimulus already in the pipeline, we believe that the Federal Reserve Board is nearing the end of its easing cycle. Should the economy begin to recover and accelerate, we anticipate some further steepening in the US Treasury yield curve. We intend to carefully monitor economic events to determine when it may be appropriate to change the duration of the Fund.

In the meantime, we anticipate added liquidity to dominate the US Treasury bill sector over the next several months, despite the reduction in one-year supply. Not only did the US Treasury recently increase the size of its weekly bill auctions to finance the pending tax cuts, but it also intends to implement a new 4-week bill, probably before the end of this summer. The size of the bill is expected to be near $10 billion and will likely eliminate the need for seasonal cash management bills. In fact, the new 4-week bill is expected to comprise between 6% and 10% of all outstanding Treasury bills, approximately the same percentage accounted for by the former one-year bill. As the new 4-week bill becomes


                                                        CUMULATIVE                              AVERAGE ANNUAL
                                                     TOTAL RETURNS                                TOTAL RETURNS          ANNUALIZED
                                                                                                                   7 Day      7 Day
Periods Ended  6 Months  1 Year  3 Years  5 Years  10 Years  Since   1 Year  3 Years  5 Years  10 Years   Since  Current  Effective
June 30, 2001                                            Inception                                    Inception    Yield      Yield
-----------------------------------------------------------------------------------------------------------------------------------
 Treasury Money Fund
  Institutional
  (inception
  7/25/90) 1      2.42%   5.68%   16.86%   29.70%    59.93%   70.44%  5.68%    5.33%    5.34%     4.81%   5.00%  3.72% 2    3.78% 2
-----------------------------------------------------------------------------------------------------------------------------------
 iMoneyNet--US
  Treasury and
  Repo Institutional
  Money Funds
  Average 3       2.29%   5.42%   16.12%   28.40%    57.81% 67.67% 4  5.42%    5.10%    5.12%     4.66% 4.84% 4    3.52%      3.59%

-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields and total return will fluctuate. The yields quoted more closely reflect the Fund's current earnings than the total return quotations. 'Current yield' refers to the income generated by an investment in the Fund over a 7-day period. This income is then 'annualized'. The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The 'effective yield' will be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.

     An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2 The investment advisor and administrator have contractually agreed to waive part of their fees and reimburse certain expenses until April 30, 2002.Without such fee waivers the7-day current and effective yields would have been 3.68% and 3.74%, respectively.

3 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.

4    Since Inception benchmark returns are for the periods beginning
     July 31, 1990.
--------------------------------------------------------------------------------

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


fully integrated into the weekly auction schedule, it could even potentially outpace the 3-month and 6-month Treasury bills outstanding. We believe there will likely be strong demand for these new 4-week securities, as they possess characteristics beneficial to a Treasury portfolio--namely, high liquidity, elastic size and low price volatility. These 4-week bills should also prove advantageous over sensitive dates for Treasury portfolios, including quarter and year ends. Given this scenario, we anticipate purchasing these 4-week bills for the Fund as they become available.

At the same time, the government buy back program continues, with the US Treasury on track to repurchase close to $26 billion in securities by year-end 2001. If government projections are correct and its budget surplus grows over the next several years, then we believe that the surplus will outstrip maturing debt by fiscal year 2005, theoretically eliminating the need for new coupon supply.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of Treasury Money Fund Institutional, and we look forward to continuing to serve your investment needs for many years ahead.


/S/ CHRISTINE HADDAD

Christine Haddad
Portfolio Manager of TREASURY MONEY PORTFOLIO
June 30, 2001


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                                        5

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)


                                                                  JUNE 30, 2001
-------------------------------------------------------------------------------
ASSETS
   Investment in Treasury Money Portfolio, at value ...........   $ 726,381,390
   Prepaid expenses and other .................................           7,139
                                                                  -------------
Total assets ..................................................     726,388,529
                                                                  -------------
LIABILITIES
   Dividend payable ...........................................       2,053,690
   Accrued expenses and other .................................          87,153
   Due to administrator .......................................          36,713
                                                                  -------------
Total liabilities .............................................       2,177,556
                                                                  -------------
NET ASSETS ....................................................   $ 724,210,973
                                                                  =============
COMPOSITION OF NET ASSETS
   Paid-in capital ............................................   $ 723,962,365
   Distribution in excess of net investment income ............         (70,812)
   Accumulated net realized gain from investment transactions .         319,420
                                                                  -------------
NET ASSETS ....................................................   $ 724,210,973
                                                                  =============
SHARES OUTSTANDING ($0.001 par value per share, unlimited
   number of shares authorized) ...............................     723,954,287
                                                                  =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) .................   $        1.00
                                                                  =============


See Notes to Financial Statements.
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                                        6

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)


                                                       FOR THE SIX MONTHS ENDED
                                                                  JUNE 30, 2001
-------------------------------------------------------------------------------
INVESTMENT INCOME
   Income allocated from Treasury Money Portfolio, net .......     $ 23,527,245
                                                                   ------------
EXPENSES
   Administration and services fees ..........................          238,814
   Professional fees .........................................           35,985
   Registration fees .........................................           31,147
   Printing and shareholder reports ..........................           17,758
   Trustees fees .............................................            4,421
   Miscellaneous .............................................           15,347
                                                                   ------------
Total expenses ...............................................          343,472
Less: fee waivers and/or expense reimbursements ..............         (104,658)
                                                                   ------------
Net expenses .................................................          238,814
                                                                   ------------
NET INVESTMENT INCOME ........................................       23,288,431
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ...............           55,145
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................     $ 23,343,576
                                                                   ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX            FOR THE
                                                                MONTHS ENDED         YEAR ENDED
                                                             JUNE 30, 2001 1  DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------
INCRESE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .................................   $    23,288,431    $    71,884,657
   Net realized gain (loss) from investment transactions .            55,145            (48,677)
                                                             ---------------    ---------------
Net increase in net assets from operations ...............        23,343,576         71,835,980
                                                             ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .................................       (23,359,243)       (71,912,011)
                                                             ---------------    ---------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share)
   Proceeds from sales of shares .........................     1,990,179,433      4,478,144,693
   Dividend reinvestments ................................        21,508,772         51,003,738
   Cost of shares redeemed ...............................    (2,376,056,966)    (5,408,274,340)
                                                             ---------------    ---------------
Net decrease in net assets from capital share transactions      (364,368,761)      (879,125,909)
                                                             ---------------    ---------------
TOTAL DECREASE IN NET ASSETS .............................      (364,384,428)      (879,201,940)
NET ASSETS
   Beginning of period ...................................     1,088,595,401      1,967,797,341
                                                             ---------------    ---------------
   End of period .........................................   $   724,210,973    $ 1,088,595,401
                                                             ===============    ===============

--------------------------------------------------------------------------------
1    Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                     FOR THE SIX
                                    MONTHS ENDED
                                        JUNE 30,                                       FOR THE YEARS ENDED DECEMBER 31,
                                          2001 1          2000          1999           1998          1997          1996
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD...............   $   1.00    $     1.00    $     1.00     $     1.00    $     1.00    $     1.00
                                        --------    ----------    ----------     ----------    ----------    ----------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment incom..............       0.02          0.06          0.05           0.05          0.05          0.05
   Net realized gain (loss) on
     investment transactions.........       0.00 2       (0.00) 2      (0.00) 2        0.00 2        0.00 2        0.00 2
                                        --------    ----------    ----------     ----------    ----------    ----------
Total from investment
   operations........................       0.02          0.06          0.05           0.05          0.05          0.05
                                        --------    ----------    ----------     ----------    ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income.............      (0.02)        (0.06)        (0.05)         (0.05)        (0.05)        (0.05)
                                        --------    ----------    ----------     ----------    ----------    ----------
NET ASSET VALUE,
   END OF PERIOD.....................   $   1.00    $     1.00    $     1.00     $     1.00    $     1.00    $     1.00
                                        ========    ==========    ==========     ==========    ==========    ==========
TOTAL INVESTMENT RETURN..............       2.42%         6.12%         4.84%          5.28%         5.42%         5.22%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted)..................   $724,211    $1,088,595    $1,967,797     $1,728,834    $1,852,634    $1,424,305
   Ratios to average net assets:
     Net investment income...........       4.90% 3       5.91%         4.72%          5.16%         5.26%         5.10%
     Expenses after waivers
        and/or reimbursements,
        including expenses
        of the Treasury
        Money Portfolio..............       0.25% 3       0.25%         0.25%          0.25%         0.25%         0.25%
     Expenses before waivers
        and/or reimbursements,
        including expenses
        of the Treasury
        Money Portfolio..............       0.28% 3       0.27%         0.26%          0.26%         0.27%         0.26%

--------------------------------------------------------------------------------
1    Unaudited.

2    Less than $0.01 per share.

3    Annualized.


See Notes to Financial Statements.
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                                        9

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Treasury Money Fund Institutional (the 'Fund') is one of the funds offered to investors by the Trust. The Fund began operations on July 25, 1990.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Treasury Money Portfolio (the 'Portfolio'). The Portfolio is an open-end management investment company registered under the Act. The value of the investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 2001, the Fund's investment was approximately 67% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision in the financial statements is required.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

F. OTHER
The Trust accounts separately for the assets, liabilities, and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

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                                       10

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
During the period, the Fund has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly-owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., an indirect wholly-owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.05% of the Fund's average daily net assets. Effective July 1, 2001, the administrator of the Fund was changed to Investment Company Capital Corp.

The advisor and administrator have contractually agreed to waive their fees and reimburse expenses of the Fund through April 30, 2002, to the extent necessary, to limit all expenses to 0.05% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and 0.25% of the average daily net assets of the Fund, including expenses of the Portfolio.

NOTE 3--CAPITAL LOSSES
At June 30, 2001 capital loss carryforwards available as a reduction against future net realized capital gains consisted of $60,791 which will expire in December 2008.


NOTE 4--CONCENTRATION OF OWNERSHIP
From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2001, there was one shareholder who held 12% of the outstanding shares of the Treasury Money Institutional Fund.


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                                       11

Treasury Money Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)


  PRINCIPAL
     AMOUNT    SECURITY                                                  VALUE
------------------------------------------------------------------------------
              US TREASURY BILLS--11.94%
 $31,500,000   3.32%, 9/13/01 ................................. $   31,278,354
  18,500,000   3.44%, 9/20/01 .................................     18,358,578
  25,000,000   3.565%, 9/27/01 ................................     24,784,614
  25,000,000   3.56%, 10/4/01 .................................     24,777,500
  15,000,000   3.785%, 10/18/01 ...............................     14,829,675
  15,000,000   3.43%, 12/13/01 ................................     14,765,617
                                                                --------------
TOTAL US TREASURY BILLS
   (Amortized Cost $128,794,338) ..............................    128,794,338
                                                                --------------

              US TREASURY NOTES & BONDS--13.04%
  95,000,000   6.50%, 8/31/01 .................................     95,244,481
  20,000,000   5.875%, 10/31/01 ...............................     20,103,423
  25,000,000   7.50%, 11/15/01 ................................     25,343,992
                                                                --------------
TOTAL US TREASURY NOTES & BONDS
   (Amortized Cost $140,691,896) ..............................    140,691,896
                                                                --------------

              MONEY MARKET FUNDS--7.42%
  40,000,000   Aim Treasury Portfolio .........................     40,000,000
  40,000,000   Dreyfus Money Market ...........................     40,000,000
                                                                --------------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $80,000,000) ...............................     80,000,000
                                                                --------------

              REPURCHASE AGREEMENTS1--67.27%
  40,000,000   Tri Party Repurchase Agreement with ABN Amro
               Bank NV, dated 6/20/01, 3.61%, principal and
               interest in the amount of $40,128,355, due
               7/23/01, (collateralized by a US Treasury Bill
               with a par value of $41,504,000, coupon rate of
               3.38%, due 12/20/01, with a market value of
               $40,800,051) ...................................     40,000,000

  42,000,000   Tri Party Repurchase Agreement with BNP Paribas,
               dated 6/29/01, 3.96%, principal and interest in
               the amount of $42,013,860, due 7/2/01,
               (collateralized by a US Strip Principal with a
               par value of $173,667,000, coupon rate of
               7.625%, due 2/15/25, with a market value of
               $42,840,176) ...................................     42,000,000

 163,752,784   Tri Party Repurchase Agreement with Credit Suisse
               First Boston Corp., dated 6/29/01, 4.02%,
               principal and interest in the amount of
               $163,807,641, due 7/2/01, (collateralized by US
               Government Strips2 with a par value of
               $368,027,000, coupon rates from 5.734% to 6.01%,
               due from 5/15/13 thru 8/15/17, with a market
               value of $167,029,861) .........................    163,752,784

  40,000,000   Tri Party Repurchase Agreement with Goldman
               Sachs & Co., dated 6/29/01, 3.94%, principal and
               interest in the amount of $40,013,133, due
               7/2/01, (collateralized by a FNMA with a par
               value of $39,164,000, coupon rates from 6.18% to
               7.125%, due from 2/15/05 thru 4/25/08, with a
               market value of $40,800,359) ...................     40,000,000

  75,000,000  Tri Party Repurchase Agreement with J.P. Morgan
               Inc., dated 6/29/01, 3.90%, principal and
               interest in the amount of $75,024,375, due
               7/2/01, (collateralized by US Treasury Notes
               with a par value of $72,371,000, coupon rates
               from 5.875% to 7.25%, due from 2/15/04 thru
               8/15/04, with a market value of $76,501,642) ...     75,000,000

  45,000,000   Tri Party Repurchase Agreement with Morgan
               Stanley, dated 6/22/01, 3.60%, principal and
               interest in the amount of $45,126,000, due
               7/23/01, (collateralized by a US Treasury Note
               with a par value of $44,015,000, coupon rate of
               5.375%, due 6/30/03, with a market value of
               $46,126,687) ...................................     45,000,000

  40,000,000   Tri Party Repurchase Agreement with Smith Barney,
               dated 6/29/01, 3.93%, principal and interest in
               the amount of $40,013,100, due 7/2/01,
               (collateralized by TIGERs with a par value of
               $1,260,875, coupon rate of 9.125%, due from
               11/15/01 thru 5/15/04, with a market value of
               $1,128,283 and by US Government Strips with a
               par value of $121,364,000, coupon rates of
               7.125% to 12.00%, due from 5/15/05 thru
               11/15/24, with a market value of $39,672,414) ..     40,000,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)


  PRINCIPAL
     AMOUNT    SECURITY                                                  VALUE
------------------------------------------------------------------------------

 $40,000,000   Tri Party Repurchase Agreement with Smith Barney,
               dated 6/29/01, 3.93%, principal and interest in
               the amount of $40,013,100, due 7/2/01,
               (collateralized by a US Treasury Note with a par
               value of $39,430,000, coupon rate of 5.50%, due
               3/31/03, with a market value of $40,819,655) ... $   40,000,000

 200,000,000   Tri Party Repurchase Agreement with Westdeutsche
               Landesbank Girozentrale, dated 6/28/01, 3.74%,
               principal and interest in the amount of
               $203,864,522, due 12/31/01, (collateralized by
               FNMA with a par value of $366,765,760, coupon
               rates from 6.00% to 7.632%, due from 4/1/11 thru
               11/1/37, with a market value of $205,514,398) ..    200,000,000

  40,000,000   Tri Party Repurchase Agreement with UBS Warburg
               LLC, dated 6/29/01, 3.97%, principal and
               interest in the amount of $40,013,233, due
               7/2/01, (collateralized by a FHLB with a par
               value of $640,000, coupon rate of 6.71%, due
               7/28/14, with a market value of $677,434 and by
               a Farmer Mac2 with a par value of $40,130,000,
               coupon rate of 4.729%, due 4/3/03, with a market
               value of $40,122,776) ..........................     40,000,000

TOTAL REPURCHASE AGREEMENTS
   (Amortized Cost $725,752,784)...............................    725,752,784
                                                                --------------
TOTAL INVESTMENTS
   (Amortized Cost $1,075,239,018).................  99.67%     $1,075,239,018

OTHER ASSETS IN EXCESS OF LIABILITIES..............   0.33           3,609,764
                                                    ------      --------------
NET ASSETS......................................... 100.00%     $1,078,848,782
                                                    ======      ==============

--------------------------------------------------------------------------------
1 Market value disclosed for collateral on repurchase agreements is as of June 30, 2001. The term repurchase agreements are subject to a seven day demand feature.

2    Reflects rate as of June 30, 2001.

Abbreviations:
Farmer Mac--Federal Agricultural Mortgage Corp.
FHLB      --Federal Home Loan Bank
FNMA      --Federal National Mortgage Association
TIGER     --Treasury Investors Growth Receipt


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)


                                                                  JUNE 30, 2001
-------------------------------------------------------------------------------
ASSETS
   Investments at value (amortized cost $1,075,239,018) ........ $1,075,239,018
   Receivable for securities sold ..............................     24,734,500
   Interest receivable .........................................      3,131,223
   Cash ........................................................        772,662
   Prepaid expenses and other ..................................            806
                                                                 --------------
Total assets ...................................................  1,103,878,209
                                                                 --------------
LIABILITIES
   Payable for securities purchased ............................     24,775,028
   Due to advisor ..............................................        190,055
   Accrued expenses and other ..................................         64,344
                                                                 --------------
Total liabilities ..............................................     25,029,427
                                                                 --------------
NET ASSETS ..................................................... $1,078,848,782
                                                                 ==============
COMPOSITION OF NET ASSETS
   Paid-in capital ............................................. $1,078,848,782
                                                                 --------------
NET ASSETS ..................................................... $1,078,848,782
                                                                 ==============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                       FOR THE SIX MONTHS ENDED
                                                                  JUNE 30, 2001
-------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ...................................................... $ 32,268,512
                                                                   ------------
EXPENSES
   Advisory fees .................................................      948,026
   Administration and services fees ..............................      316,009
   Professional fees .............................................       15,445
   Trustees fees .................................................        4,878
   Miscellaneous .................................................       40,362
                                                                   ------------
Total expenses ...................................................    1,324,720
Less: fee waivers and/or expense reimbursements ..................      (60,771)
                                                                   ------------
Net expenses .....................................................    1,263,949
                                                                   ------------
NET INVESTMENT INCOME ............................................   31,004,563
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ...................       76,938
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ....................... $ 31,081,501
                                                                   ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX            FOR THE
                                                              MONTHS ENDED         YEAR ENDED
                                                           JUNE 30, 2001 1  DECEMBER 31, 2000
---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ...............................   $    31,004,563    $    96,715,079
   Net realized gain (loss) from investment transactions            76,938            (65,926)
                                                           ---------------    ---------------
Net increase in net assets from operations .............        31,081,501         96,649,153
                                                           ---------------    ---------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested ......................     1,862,368,887      5,663,957,135
   Value of capital withdrawn ..........................    (2,245,360,093)    (6,859,152,216)
                                                           ---------------    ---------------
Net decrease in net assets from capital transactions
   in shares of beneficial interest ....................      (382,991,206)    (1,195,195,081)
                                                           ---------------    ---------------
TOTAL DECREASE IN NET ASSETS ...........................      (351,909,705)    (1,098,545,928)
NET ASSETS
   Beginning of period .................................     1,430,758,487      2,529,304,415
                                                           ---------------    ---------------
   End of period .......................................   $ 1,078,848,782    $ 1,430,758,487
                                                           ===============    ===============

--------------------------------------------------------------------------------
1    Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                     FOR THE SIX
                                    MONTHS ENDED
                                        JUNE 30,                                       FOR THE YEARS ENDED DECEMBER 31,
                                          2001 1          2000          1999           1998          1997          1996
-----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted).................. $1,078,849    $1,430,758    $2,529,304     $2,038,646    $2,119,300    $1,979,713
   Ratios to average net assets:
     Net investment income...........       4.93% 2       5.95%         4.76%          5.23%         5.29%         5.14%
     Expenses after waivers
        and/or reimbursements........       0.20% 2       0.20%         0.20%          0.20%         0.20%         0.20%
     Expenses before waivers
        and/or reimbursements........       0.21% 2       0.21%         0.20%          0.20%         0.20%         0.20%

--------------------------------------------------------------------------------
1    Unaudited.

2    Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Treasury Money Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990 as an unincorporated trust under the laws of New York and began operations on July 23, 1990.

B. VALUATION OF SECURITIES
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio requires the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolio may enter into tri-party repurchase agreements with broker-dealers and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

E. FEDERAL INCOME TAXES
The Portfolio is considered to be a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Effective April 30, 2001, the Portfolio has entered into an Advisory Agreement with Deutsche Asset Management, Inc. (DeAM, Inc.). Under this agreement the Portfolio pays DeAM, Inc. a fee computed daily and paid monthly at an annual rate of 0.15% of the Portfolio's average daily net assets. Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolio under the same fee structure.

--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

During the period, the Portfolio had entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly-owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio. These services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.05% of the Portfolio's average daily net assets. Effective July 1, 2001,the administrator was changed to Investment Company Capital Corp.

NOTE 3--LINE OF CREDIT AGREEMENT
The Portfolio is a participant with other affiliated entities in a revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended June 30, 2001.

--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Treasury Money Fund Institutional                               CUSIP #055924203
                                                                1680SA (8/01)

Distributed by:
ICC Distributors, Inc.